CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023
Held in treasury (in shares)	23,669,921	23,669,921
Class A Shares
Common stock, shares issued (in shares)	442,523,266	442,523,266
Common stock, shares outstanding (in shares)	418,853,345	418,853,345
Class B Shares
Common stock, shares issued (in shares)	21,280	21,280
Common stock, shares outstanding (in shares)	21,280	21,280